UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CastleRock Asset Management, Inc.

Address:   101 Park Avenue, 23rd Floor
           New York, NY 10178


Form 13F File Number: 028-6185


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Tanico
Title:  Principal
Phone:  212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico                 New York, NY                       5/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      225,028
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207    5,121  103,231 SH       SOLE       N/A      103,231      0    0
AMERICAN EAGLE OUTFITTERS NE COM            02553E106    1,312   76,324 SH       SOLE       N/A       76,324      0    0
ANADARKO PETE CORP           COM            032511107    8,618  110,004 SH       SOLE       N/A      110,004      0    0
APPLE INC                    COM            037833100   13,327   22,229 SH       SOLE       N/A       22,229      0    0
ARUBA NETWORKS INC           COM            043176106    8,305  372,775 SH       SOLE       N/A      372,775      0    0
AVAGO TECHNOLOGIES LTD       SHS            Y0486S104    5,384  138,153 SH       SOLE       N/A      138,153      0    0
BIOGEN IDEC INC              COM            09062X103    6,784   53,840 SH       SOLE       N/A       53,840      0    0
CBS CORP NEW                 CL B           124857202   11,781  347,420 SH       SOLE       N/A      347,420      0    0
SCHWAB CHARLES CORP NEW      COM            808513105    3,633  252,822 SH       SOLE       N/A      252,822      0    0
CITIGROUP INC                COM NEW        172967424    9,374  256,476 SH       SOLE       N/A      256,476      0    0
DANA HLDG CORP               COM            235825205    5,927  382,417 SH       SOLE       N/A      382,417      0    0
EL PASO CORP                 COM            28336L109    2,575   87,134 SH       SOLE       N/A       87,134      0    0
ELAN PLC                     ADR            284131208   10,623  707,709 SH       SOLE       N/A      707,709      0    0
ELECTRONIC ARTS INC          COM            285512109    6,882  417,358 SH       SOLE       N/A      417,358      0    0
EQUINIX INC                  COM NEW        29444U502   13,041   82,827 SH       SOLE       N/A       82,827      0    0
FINISAR CORP                 COM NEW        31787A507    8,201  407,000 SH       SOLE       N/A      407,000      0    0
INTL PAPER CO                COM            460146103   10,019  285,432 SH       SOLE       N/A      285,432      0    0
LAS VEGAS SANDS CORP         COM            517834107    6,246  108,490 SH       SOLE       N/A      108,490      0    0
MICRON TECHNOLOGY INC        COM            595112103    6,055  747,552 SH       SOLE       N/A      747,552      0    0
NATIONAL OILWELL VARCO INC   COM            637071101    5,444   68,509 SH       SOLE       N/A       68,509      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    8,900  220,037 SH       SOLE       N/A      220,037      0    0
POTASH CORP SASK INC         COM            73755L107    8,046  176,089 SH       SOLE       N/A      176,089      0    0
PRECISION CASTPARTS CORP     COM            740189105    5,457   31,559 SH       SOLE       N/A       31,559      0    0
ROCK-TENN CO                 CL A           772739207    6,808  100,775 SH       SOLE       N/A      100,775      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   13,397  496,907 SH       SOLE       N/A      496,907      0    0
SODASTREAM INTERNATIONAL LTD USD SHS        M9068E105    3,917  116,308 SH       SOLE       N/A      116,308      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A       848574109   12,427  508,073 SH       SOLE       N/A      508,073      0    0
SUPERIOR ENERGY SVCS INC     COM            868157108    2,614   99,148 SH       SOLE       N/A       99,148      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103   14,810  981,426 SH       SOLE       N/A      981,426      0    0
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